Convertible Notes Payable	3 Months Ended	12 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Convertible Notes Payable [Text Block]
5. CONVERTIBLE NOTES PAYABLE

$625,000 Senior Secured Promissory Note

On November 18, 2008, the Company entered into a senior secured promissory note agreement for $625,000. Under the terms of the promissory note agreement, principal and any unpaid interest shall be repaid by February 18, 2009, or upon a minimum of $1,500,000 being raised by the Company. The note bears interest at 12% per annum and may be repaid at any time before the repayment date, in part or in full, without penalty, and is secured by common stock personally owned by an officer of the Company. In addition, the Company issued 50,000 shares of common stock valued at $55,000 on the date of issuance.

On January 30, 2009, the promissory note agreement was extended for an additional three months (“First Extension”) and due on May 18, 2009. As consideration for the First Extension, the Company issued an additional 50,000 shares of common stock valued at $47,000 on the date of issuance.

On May 7, 2009, the promissory note agreement was extended for an additional three months (“Second Extension”) and due on August 18, 2009. As consideration for the Second Extension, the Company issued an additional 50,000 shares of common stock valued at $32,000 on the date of issuance.

On August 20, 2009, the promissory note agreement was extended for an additional three months (“Third Extension”) and due on November 18, 2009. As consideration for the Third Extension, the Company issued an additional 25,000 shares of common stock valued at $20,500 on the award date.

In connection with the Third Extension, a conversion feature was added whereby the outstanding principal and unpaid accrued interest may be converted, at any time, in whole or in part, into shares of the Company’s common stock on the basis of $0.65 per share. The conversion rate of $0.65 per share was below the market value of $0.82 per share resulting in a beneficial conversion feature in the amount of $163,462, recognized as a discount from the face amount of the convertible note payable and amortized over the term of the note extension.

On August 27, 2009, in accordance with the Third Extension, the Company converted $52,603 of interest accrued through July 31, 2009, into 80,927 shares of the Company’s common stock on the basis of $0.65 per share.

The Third Extension due date of November 18, 2009 was not extended further, and therefore, the Company is in default in the payment of the principal and unpaid accrued interest as of November 30, 2011.

$625,000 Senior Secured Promissory Note (Continued)

In June 2010, common shares personally owned by a Company officer which had been pledged as collateral for this note were surrendered to the creditor.

As of November 30, 2011, the note payable balance and accrued interest totaled $625,000 and $146,737, respectively.

$100,000 Senior Secured Promissory Note

On May 7, 2009, the Company entered into a senior secured promissory note agreement for $100,000. Under the terms of the promissory note agreement, principal and any unpaid interest shall be repaid by August 18, 2009, or upon a minimum of $1,500,000 being raised by the Company. The note bears interest at 12% per annum and may be repaid at any time before the repayment date, in part or in full, without penalty, and is secured by common stock personally owned by an officer of the Company. In addition, the Company issued 50,000 shares of common stock valued at $32,000 on the date of issuance.

On August 20, 2009, the promissory note agreement was extended for an additional three months (“First Extension”) and due on November 18, 2009. As consideration for the First Extension, the Company issued an additional 25,000 shares of common stock valued at $20,500 on the award date.

In connection with the First Extension, a conversion feature was added whereby the outstanding principal and unpaid accrued interest may be converted, at any time, in whole or in part, into shares of the Company’s common stock on the basis of $0.65 per share. The conversion rate of $0.65 per share was below the market value of $0.82 per share resulting in a beneficial conversion feature in the amount of $26,154, recognized as a discount from the face amount of the convertible note payable and amortized over the term of the note extension.

On August 27, 2009, in accordance with the First Extension, the Company converted $2,827 of interest accrued through July 31, 2009, into 4,350 shares of the Company’s common stock on the basis of $0.65 per share.

The First Extension due date of November 18, 2009 was not extended further, and therefore, the Company is in default in the payment of the principal and unpaid accrued interest as of November 30, 2011.

$100,000 Senior Secured Promissory Note (Continued)

As of November 30, 2011, the note payable balance and accrued interest totaled $100,000 and $21,352, respectively.

$25,000 Promissory Note

On June 28, 2011, the Company entered into a promissory note agreement for $25,000. Under the terms of the promissory note agreement, principal and any unpaid interest shall be repaid by June 27, 2012. The note bears interest at 10% per annum. At the option of the note holder, the note may be converted, in whole or in part, into shares of the Company’s common stock on the basis of $0.25 per share.

As of November 30, 2011, the note payable balance and accrued interest totaled $25,000 and $1,069, respectively.

4.	CONVERTIBLE NOTES PAYABLE

$625,000 Senior Secured Promissory Note

On November 18, 2008, the Company entered into a senior secured promissory note agreement for $625,000. Under the terms of the promissory note agreement, principal and any unpaid interest shall be repaid by February 18, 2009, or upon a minimum of $1,500,000 being raised by the Company. The note bears interest at 12% per annum and may be repaid at any time before the repayment date, in part or in full, without penalty, and is secured by common stock personally owned by an officer of the Company. In addition, the Company issued 50,000 shares of common stock valued at $55,000 on the date of issuance.

On January 30, 2009, the promissory note agreement was extended for an additional three months (“First Extension”) and due on May 18, 2009. As consideration for the First Extension, the Company issued an additional 50,000 shares of common stock valued at $47,000 on the date of issuance.

On May 7, 2009, the promissory note agreement was extended for an additional three months (“Second Extension”) and due on August 18, 2009. As consideration for the Second Extension, the Company issued an additional 50,000 shares of common stock valued at $32,000 on the date of issuance.

On August 20, 2009, the promissory note agreement was extended for an additional three months (“Third Extension”) and due on November 18, 2009. As consideration for the Third Extension, the Company issued an additional 25,000 shares of common stock valued at $20,500 on the award date.

In connection with the Third Extension, a conversion feature was added whereby the outstanding principal and unpaid accrued interest may be converted, at any time, in whole or in part, into shares of the Company’s common stock on the basis of $0.65 per share. The conversion rate of $0.65 per share was below the market value of $0.82 per share resulting in a beneficial conversion feature in the amount of $163,462, recognized as a discount from the face amount of the convertible note payable and amortized over the term of the note extension.

On August 27, 2009, in accordance with the Third Extension, the Company converted $52,603 of interest accrued through July 31, 2009, into 80,927 shares of the Company’s common stock on the basis of $0.65 per share.

The Third Extension due date of November 18, 2009 was not extended further, and therefore, the Company is in default in the payment of the principal and unpaid accrued interest as of August 31, 2011.

In June 2010, common shares personally owned by a Company officer which had been pledged as collateral for this note were surrendered to the creditor.

As of August 31, 2011, the note payable balance and accrued interest totaled $625,000 and $146,737, respectively.

$100,000 Senior Secured Promissory Note

On May 7, 2009, the Company entered into a senior secured promissory note agreement for $100,000. Under the terms of the promissory note agreement, principal and any unpaid interest shall be repaid by August 18, 2009, or upon a minimum of $1,500,000 being raised by the Company. The note bears interest at 12% per annum and may be repaid at any time before the repayment date, in part or in full, without penalty, and is secured by common stock personally owned by an officer of the Company. In addition, the Company issued 50,000 shares of common stock valued at $32,000 on the date of issuance.

On August 20, 2009, the promissory note agreement was extended for an additional three months (“First Extension”) and due on November 18, 2009. As consideration for the First Extension, the Company issued an additional 25,000 shares of common stock valued at $20,500 on the award date.

In connection with the First Extension, a conversion feature was added whereby the outstanding principal and unpaid accrued interest may be converted, at any time, in whole or in part, into shares of the Company’s common stock on the basis of $0.65 per share. The conversion rate of $0.65 per share was below the market value of $0.82 per share resulting in a beneficial conversion feature in the amount of $26,154, recognized as a discount from the face amount of the convertible note payable and amortized over the term of the note extension.

On August 27, 2009, in accordance with the First Extension, the Company converted $2,827 of interest accrued through July 31, 2009, into 4,350 shares of the Company’s common stock on the basis of $0.65 per share.

The First Extension due date of November 18, 2009 was not extended further, and therefore, the Company is in default in the payment of the principal and unpaid accrued interest as of August 31, 2011.

As of August 31, 2011, the note payable balance and accrued interest totaled $100,000 and $21,352, respectively.

$25,000 Promissory Note

On June 28, 2011, the Company entered into a promissory note agreement for $25,000. Under the terms of the promissory note agreement, principal and any unpaid interest shall be repaid by June 27, 2012. The note bears interest at 10% per annum. At the option of the note holder, the note may be converted, in whole or in part, into shares of the Company’s common stock on the basis of $0.25 per share.

As of August 31, 2011, the note payable balance and accrued interest totaled $25,000 and $445, respectively.